GS Mortgage-Backed Securities Trust 2021-INV2 ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)
Run Date - 11/9/2021 5:19:35 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	468	0.00%	468
Amortization Type	0	468	0.00%	468
First Payment Date	0	468	0.00%	468
Investor: Qualifying Total Debt Ratio	95	468	20.30%	468
Lien Position	0	468	0.00%	468
LTV Valuation Value	0	468	0.00%	468
Note Date	0	468	0.00%	468
Occupancy	0	468	0.00%	468
Original CLTV	0	468	0.00%	468
Original Interest Rate	0	468	0.00%	468
Original LTV	0	468	0.00%	468
Original Term	0	468	0.00%	468
Property Type	8	468	1.71%	468
Purpose	0	468	0.00%	468
Refi Purpose	4	319	1.25%	468
Representative FICO	0	468	0.00%	468
State	0	468	0.00%	468
Total	107	7,807	1.37%	468